Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished products	$ 153,209	$ 2,071,708
Allowance
Inventories	$ 153,209	$ 2,071,708